Note 15 - Stock-Based Compensation Plans (Detail) - Estimated stock-based compensation expense on stock options (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Stock-based compensation expense	$ 1,278	$ 1,213	$ 1,076
Cost of Sales [Member]
Stock-based compensation expense	56	110	73
Sales And Marketing [Member]
Stock-based compensation expense	412	251	229
Research And Development [Member]
Stock-based compensation expense	44	308	130
General And Administrative [Member]
Stock-based compensation expense	$ 766	$ 544	$ 644